SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
SHARE CAPITAL

NOTE 17 - SHARE CAPITAL:

a.  Composition:

Company share capital is composed of shares of NIS 0.01 par value, as follows:

	Number of shares
	December 31,
	2023	2022
	In thousands
Authorized ordinary shares	19,994,000	1,594,000
Authorized preferred shares (reserved)	6,000	6,000
Issued and paid ordinary shares	7,869,853	931,962

On March 23, 2023, the Company implemented a ratio change of the Company's ADSs to its non-traded ordinary shares from ratio of 1 ADS representing 10 ordinary shares to a new ratio of 1 ADS representing 400 ordinary shares. All data dominated in ADS were adjusted for this ratio change.

On November 29, 2023, the annual general meeting of shareholders approved the increase of the authorized share capital of the Company to NIS 200,000,000 divided into (i) 19,994,000,000 registered Ordinary Shares of NIS 0.01 par value each, and (ii) 6,000,000 preferred shares of NIS 0.01 par value each.

b.	On April 3, 2023, the Company completed a registered direct offering to an existing shareholder with gross proceeds to the Company of approximately $6 million, before deducting offering expenses of approximately $0.7 million. The offering consisted of 1,500,000 ADSs (or ADS equivalents which consist of pre-funded warrants with an exercise price of $0.001 per pre-funded warrant) as well as granted (i) Series A unregistered private warrants to purchase up to 1,500,000 ADSs, which had an exercise price of $4.75 per ADS (subsequently reduced to $1.35 per ADS as described below), were exercisable immediately after the issuance date and had a term of 5 years and (ii) Series B unregistered private warrants to purchase up to 1,500,000 ADSs, which had an exercise price of $4.00 per ADS (subsequently reduced to $1.80 per ADS as described below), were exercisable immediately after the issuance date and had a term of 9 months. In addition, as part of the offering the Company has agreed to amend certain existing warrants to purchase up to 330,106 ADSs with an exercise price of $59.20 per ADS and a termination date of November 11, 2027. The amended warrants have a reduced exercise price of $4.75 per ADS and a termination date of 5 years following the closing of the offering.

The warrants that were issued to the investors may be exercised either for cash or on a cashless basis and were classified as financial liability due to a net settlement provision. Loss from modification of warrants terms as part of the new registered offering with an existing shareholder, in an amount of $0.9 million, was included as a financial expense. See also note 17(c) regarding amendment to the above warrants.

The Company has issued to the placement agent warrants to purchase up to 90,000 ADSs with an exercise price of $5.00 per ADS, exercisable for 5 years.  These warrants were classified to the Equity.

c.	On July 25, 2023, the Company completed a registered direct offering to existing shareholders of 1,301,923 ADSs (or ADS equivalent which consist of pre-funded warrants with an exercise price of $0.001 per pre-funded warrant), for gross proceeds of approximately $1.8 million, before deducting offering expenses of approximately $0.4 million. In connection with this offering, the Company also agreed with the investors in this offering on the following:

NOTE 17 - SHARE CAPITAL (cont.):

(i)	To reduce the exercise price to $1.80 per ADS to the following existing warrants: (1) warrants originally issued on May 11, 2022 and subsequently amended on April 3, 2023, to purchase up to an aggregate of 330,106 ADSs at an exercise price of $4.75 per ADS, (2) warrants issued on December 6, 2022 to purchase up to an aggregate of 971,817 ADSs at an exercise price of $4.6305 per ADS, and (3) Series B Warrants issued on April 3, 2023 to purchase up to an aggregate of 1,500,000 ADSs at an exercise price of $4.00 per ADS.
(ii)	Series A Warrants issued on April 3, 2023, to purchase 1,500,000 ADSs, will be exercised at a reduced exercise price of $1.35 per ADS, for gross proceeds of $2 million. New unregistered private warrants to purchase up to 1,500,000 ADSs will be granted to the same investor. The new warrants have an exercise price of $1.80 per ADS, are exercisable 6 months after the issuance date and have a term of 5 years.

The warrants that were issued to the investors may be exercised either for cash or on a cashless basis and were classified as financial liability due to a net settlement provision.

As part of the offering, the Company has issued to the placement agent warrants (i) to purchase up to 78,115 ADSs with an exercise price of $1.6875 per ADS, exercisable for 5 years (ii) to purchase up to 90,000 ADSs with an exercise price of $1.6875 per ADS, exercisable for 4.7 years. These warrants were classified to the Equity.

d.	On September 28, 2023, the Company entered into a warrant reprice and reload letter of certain existing warrants to purchase (i) up to 330,106 ADSs with an exercise price of $1.80 per ADS and a termination date of April 3, 2028, (ii) up to 971,817 ADSs with an exercise price of $1.80 per ADS and a termination date of December 6, 2027, (iii) up to 1,500,000 ADSs with an exercise price of $1.80 per ADS and a termination date of January 3, 2024, and (iv) up to 1,500,000 ADSs with an exercise price of $1.80 per ADS and a termination date of April 3, 2028, pursuant to which such investors agreed to exercise their existing warrants in full at a reduced exercise price of $0.47 per ADS for aggregate gross proceeds of approximately $2.0 million, before deducting offering expenses of approximately $0.2 million. In exchange, the exercising holders received new unregistered warrants to purchase up to an aggregate of 8,603,846 ADSs at an exercise price of $0.47 per ADS and with exercise terms ranging from eighteen months to five years.

The warrants that were issued to the investors may be exercised either for cash or on a cashless basis and were classified as financial liability due to a net settlement provision. Loss from modification of warrants terms as part of the new registered offering with an existing shareholder, in the amount of

$0.6 million, was included as a financial expense. See also note 17(e) regarding the exercise of the above warrants.

As part of the offering, the Company has issued to the placement agent warrants to purchase up to 258,115 ADSs with an exercise price of $0.5875 per ADS, exercisable for 5 years. These warrants were classified to the Equity.

e.	Between November 27, 2023, and November 29, 2023, the warrants issued in September 2023 as described above were exercised for a total of approximately $4 million gross proceeds to the Company.

NOTE 17 - SHARE CAPITAL (cont.):

f.	The fair value of the warrants that were issued to the investors was computed using the Black and Scholes option pricing model. The fair value of the outstanding warrants that were issued to the investors as of December 31, 2023, was based on the price of an ADS on December 31, 2023, and based on the following parameters: risk-free interest rate of 3.93% and an average standard deviation of 126.71%.
g.	During 2023, the Company issued 47,336 ADSs resulting from vested RSUs that had been issued to employees and consultants of the Company.
h.	During 2022, the Company sold 30,582 ADSs under the “at-the-market” equity offering program (“ATM program”) at an average price of $66.8 per ADS, for aggregate net proceeds of approximately $2 million, net of an immaterial amount of issuance expenses. The sales were under the Company's sales agreement with Cantor Fitzgerald & Co. upon the terms and subject to the conditions and limitations in the sales agreement, the Company may elect from time to time, to offer and sell its ADSs having aggregate gross sales proceeds of up to $100 million through the ATM program.
i.	In May 2022, the Company entered into a definitive agreement with a single investor, which entailed the issuance of 264,085 ADSs (or ADS equivalent which consist of pre-funded warrants with an exercise price of $0.001 per pre-funded warrant) and grant of unregistered private warrants to purchase up to 330,106 ADSs, for a total net consideration of $14.4 million.

The warrants had an exercise price of $59.2 per ADS (as later amended as described above), were exercisable six months after the issuance date, and had a term of five and one-half years. The warrants may be exercised either for cash or on a cashless basis.

The warrants were classified as a financial liability due to a net settlement provision. These derivatives were recognized and subsequently measured at fair value through profit or loss. The consideration, net of issue expenses, was allocated to the various issued instruments. Out of the gross consideration, $8.1 million was allocated to the warrants. The remainder of approximately $6.9 million was allocated to equity. Issuance expenses of approximately $0.6 million were allocated as following: $0.3 million allocated to the liability instruments and were recorded directly to the Consolidated Statements of Comprehensive Income (Loss) and $0.3 million allocated to the equity component and were recorded against additional paid in capital.

j.	In December 2022, the Company completed an underwritten public offering with gross proceeds to the Company of approximately $8 million. The offering consisted of 800,000 ADSs (or ADS equivalent which consist of pre-funded warrants with an exercise price of $0.001 per pre-funded warrant) as well as granted warrants to purchase up to 800,000 ADSs. Issuance expenses of approximately $0.6 million were recorded directly to the Consolidated Statements of Comprehensive Income (Loss).

NOTE 17 - SHARE CAPITAL (cont.):

The warrants had an exercise price of $10 per ADS, were exercisable immediately after the issuance date and had a term of 5 years. The warrants may be exercised either for cash or on a cashless basis.

The warrants were classified as a financial liability due to a net settlement provision. These derivatives were recognized and subsequently measured at fair value through profit or loss. Upon initial recognition the fair value of the warrants was adjusted to reflect the unrecognized day 1 loss. After initial recognition, the unrecognized day 1 loss of the warrants is amortized over its contractual life.

The fair value of the warrants as of December 31, 2022, was based on the price of an ADS on December 31, 2022, and based on the following parameters: risk-free interest rate of 3.99% and an average standard deviation of 81.71%.

k.	During 2022, the Company issued 12,163 ADSs resulting from vested RSUs that had been issued to employees and consultants of the Company.